Financial Instruments and Risk Management - Schedule of Exchange Rate Risk (Details) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial liabilities [line items]
Net liabilities exposed	R$ 210	R$ 2,097
Foreign Currency Risk [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(34)	(434)
Local Currency [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(210)	(2,097)
Loan [Member] | Foreign Currency Risk [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed		(384)
Loan [Member] | Local Currency [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed		(1,857)
Suppliers (itaipu binacional) [member] | Foreign Currency Risk [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	(34)	(50)
Suppliers (itaipu binacional) [member] | Local Currency [Member]
Disclosure of financial liabilities [line items]
Net liabilities exposed	R$ (210)	R$ (240)